UNITES STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ];  Amendment Number:
This Amendment (check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nicholas Company, Inc.
Address:   700 North Water Street
           Suite 1010
           Milwaukee, WI  53202

Form 13F File Number:  28-04359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey T. May
Title:  Executive Vice President and CFO
Phone:  414-272-4650

Signature, Place, and Date of Signing:


/s/ Jeffrey T. May              Milwaukee, WI                  05/14/2009
------------------              -------------                  ----------
   [Signature]                  [City, State]                    [Date]



Please ignore the previous filing submitted on May 13. It was submitted erroneously for Nicholas Fund and should have been filed for Nicholas Company



Report Type (check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)